BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 454,933	$ 491,547	$ 738,197
Short-term investments	33,105	14,622	9,030
Trade accounts receivable	171,460	140,867	98,225
Other receivables		728	4,379
Income tax receivable		0	7,833
Inventories, net	197,645	207,590	183,949
Prepaid expenses and other		31,708	27,553
Prepaid expenses and other receivables	38,400	32,436
Total current assets	895,543	887,062	1,069,166
Restricted cash	7,660	7,585	0
Mineral interests, net	70,501	72,245	80,442
Property, plant and equipment, net	1,595,347	1,549,470	1,179,609
Deferred income taxes	3,363	3,210	5,854
Long-term investments	24,641	44,604	0
Other long-term assets	26,839	27,340	21,987
Total assets	2,623,894	2,591,516	2,357,058
Current liabilities:
Accounts payable	57,250	40,178	36,245
Accrued expenses	71,756	85,369	81,612
Asset retirement obligations	13,032	13,032	12,500
Short-term financing lease liabilities	12,939	13,208	11,463
Other current liabilities	19,375	18,643	5,850
Total current liabilities	174,352	170,430	147,670
Long-term debt	153,767	153,612	153,023
Asset retirement obligations	72,673	72,138	71,666
Black lung obligations	34,530	34,467	26,966
Long-term financing lease liabilities	5,586	6,217	8,756
Deferred income taxes	57,449	63,835	74,531
Other long-term liabilities	48,771	0
Total liabilities	547,128	500,699	482,612
Stockholders’ Equity:
Common stock, value	548	545	542
Preferred stock, value	0	0	0
Treasury stock, value	(50,576)	(50,576)	(50,576)
Additional paid in capital	288,540	289,808	279,332
Retained earnings	1,838,254	1,851,040	1,645,148
Total stockholders’ equity	2,076,766	2,090,817	1,874,446
Total liabilities and stockholders’ equity	$ 2,623,894	$ 2,591,516	$ 2,357,058